Loans and Borrowings - Additional Information (Detail) ₺ in Thousands, € in Thousands, ¥ in Thousands, $ in Thousands																		5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Dec. 27, 2023 CNY (¥)	Dec. 21, 2023 EUR (€)	Nov. 28, 2023 CNY (¥)	Oct. 27, 2023 EUR (€)	Oct. 25, 2023 EUR (€)	Sep. 07, 2023 USD ($)	Sep. 06, 2023 CNY (¥)	Aug. 25, 2023 EUR (€)	Aug. 11, 2023 TRY (₺)	Aug. 09, 2023 TRY (₺)	Aug. 01, 2023 TRY (₺)	Jun. 21, 2023 EUR (€)	May 29, 2023 EUR (€)	May 22, 2023 USD ($)	May 08, 2023 TRY (₺)	Feb. 24, 2023 USD ($)	Feb. 08, 2023 EUR (€)	May 31, 2023 TRY (₺)	Dec. 31, 2023 TRY (₺)	Dec. 31, 2023 TRY (₺)	Dec. 31, 2023 TRY (₺)	Dec. 31, 2022 TRY (₺)	Dec. 31, 2021 TRY (₺)	Dec. 31, 2023 EUR (€)	Dec. 21, 2023 TRY (₺)	Jun. 21, 2023 TRY (₺)	Apr. 28, 2023 TRY (₺)	Aug. 25, 2022 TRY (₺)
Loans and borrowings
Amount used																					₺ 62,689,793	₺ 53,139,280	₺ 43,150,810
Debt securities issuance limit																											₺ 8,000,000
Issuance of debt securities									₺ 700,000	₺ 530,000	₺ 500,000				₺ 330,000
Debt securities outstanding credit limit																			₺ 5,939,680	₺ 5,939,680	5,939,680
Turkcell Odeme
Loans and borrowings
Issuance of sukuk																				1,680,000
Sukuk outstanding credit limit																			500,000	₺ 500,000	500,000
Turkcell Odeme | Minimum
Loans and borrowings
Sukuk term																				3 months
Turkcell Odeme | Maximum
Loans and borrowings
Sukuk term																				4 months
Turkcell Superonline | Sukuk 2022 [member]
Loans and borrowings
Sukuk issuance limit																												₺ 1,000,000
Issuance of sukuk																		₺ 600,000				₺ 400,000
Sukuk term																		3 months
Turkcell Superonline | Sukuk June 2023 [member]
Loans and borrowings
Sukuk issuance limit																										₺ 1,000,000
Issuance of sukuk																			₺ 1,000,000
Turkcell Superonline | Sukuk June 2023 [member] | Minimum
Loans and borrowings
Sukuk term																			3 months
Turkcell Superonline | Sukuk June 2023 [member] | Maximum
Loans and borrowings
Sukuk term																			4 months
Turkcell Superonline | Sukuk December 2023 [member]
Loans and borrowings
Sukuk issuance limit																									₺ 3,000,000
Sukuk outstanding credit limit																									₺ 3,000,000
Turkcell Finansman
Loans and borrowings
Debt securities issuance limit																			₺ 1,000,000	₺ 1,000,000	1,000,000
Issuance of debt securities																					925,000
Debt securities outstanding credit limit																			₺ 825,000	₺ 825,000	₺ 825,000
Turkcell Finansman | Minimum
Loans and borrowings
Debt securities term																					91 days
Turkcell Finansman | Maximum
Loans and borrowings
Debt securities term																					182 days
ING Bank N.V. and AB Svensk Exportkredit
Loans and borrowings
Amount used | $						$ 9,110								$ 25,889		$ 4,819
Borrowings, interest rate																			1.53%	1.53%	1.53%			1.53%
China Development Bank [member] | CNY
Loans and borrowings
Amount used | ¥	¥ 36,000		¥ 47,600				¥ 42,073
Borrowings, interest rate																			5.15%	5.15%	5.15%			5.15%
China Development Bank [member] | EUR
Loans and borrowings
Amount used | €					€ 40,675							€ 26,854	€ 36,603				€ 28,900
Borrowings, interest rate description																					6M Euribor+2.29%
Borrowings, adjustment to variable interest rate																			2.29%	2.29%	2.29%			2.29%
Borrowings, outstanding credit limit | €																								€ 102,000
Bank of China
Loans and borrowings
Amount used | €		€ 6,498		€ 7,550				€ 9,838
Borrowings, interest rate description																					3M Euribor+2.50%
Borrowings, adjustment to variable interest rate																			2.50%	2.50%	2.50%			2.50%
Borrowings, outstanding credit limit | €																								€ 6,100